Share-based payments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-based payments
Note 34. Share-based payments
On March 22, 2018, the Company’s shareholders authorized the implementation of the LTIP to retain key employees. Consequently, the Shareholders empowered the Board of Directors to manage this plan; will be manages the plan through an administrative trust; the Shareholders decided to set aside 8,750,000 Series A shares to be used in the plan; and is effective as from April 4, 2018.

The plan has the following benefits paid to certain executives and employees that are considered share-based payments:
34.1 Stock Options
The stock option plan grants the participant the right to acquire a number of shares during a certain term.
Stock options will be vested as follows: (i) 33% during the first year; (ii) 33% during the second year, and (iii) 34% during the third year in relation to the date in which stock options are granted to participants. Once acquired, stock options may be exercised up to 5 or 10 years as from grant date.
The plan establishes that the value of the shares to be granted will be determined using Black & Scholes model.
The following table shows the number of stock options granted and the weighted average exercise price (“WAEP”) for the year and the movements for the year:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	9,124,109	4.85	5,668,825	6.07	3,994,004	7.80
Granted during the year	1,416,119	7.05	3,455,284	2.85	1,711,307	2.10
Cancelled during the year	—	—	—	—	(36,486)	10.00
At end of year	10,540,228	5.15	9,124,109	4.85	5,668,825	6.07
The following table shows the inputs used for the plan for the year:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	33.5%	34.0%	34%
Risk–free interest rate (%)	1.9%	1.4%	0.7%
Expected life of share options (years)	10	10	10
Weighted average exercise price (USD)	7.05	2.85	2.10
Model used	Black-Scholes	Black-Scholes	Black-Scholes
The remainder life of stock options is based on historical data and current expectations and is not necessarily an indication of the potential exercise patterns. Expected volatility shows the assumption that historical volatility in a period similar to the life of options is an indication of future trends, that may not be necessarily the actual result.
The weighted average fair value of options granted during the year ended December 31, 2022, 2021 and 2020 stood as 3.26, 1.2, and 0.9, respectively.
According to IFRS 2, stock option plans are classified as settled transactions at grant date.
For the years ended December 31, 2022, 2021 and 2020, compensation expense related with such plan booked in the consolidated statements of profit or loss and other comprehensive income stood at 3,673, 4,377, and 4,251, respectively.
34.2 Restricted stock
One or more shares that are given to the participants of the plan for free or a minimum value once the conditions are achieved. Restricted Stock is vested as follows: (i) 33% the first year; (ii) 33% the second year; and (iii) 34% the third year with respect to the date in which the Restricted Stock are granted to the participants.

The following table shows the number of restricted stock
granted
and WAEP for the year and the movements during the year:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	5,762,338	4.53	3,769,299	5.41	2,207,012	7.80
Granted during the year	940,215	7.05	1,993,039	2.85	1,581,037	2.10
Cancelled during the year	(32,763)	2.95	—	—	(18,750)	6.70
At end of year	6,669,790	4.89	5,762,338	4.53	3,769,299	5.41
For the years ended December 31, 2022, 2021 and 2020, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 6,372, 6,215, and 6,243, respectively. Restricted stock Series A issued during the year are disclosed in Note 21.1.
According to IFRS 2, restricted stock plan are classified as settled transactions at grant date. This assessment is the result of multiplying the total number of Series A shares to be deposited in the administrative trust and the price per share.
All pending restricted stock are considered outstanding shares for both basic and diluted earnings (loss) per share.
34.3 Performance restricted stock
One or more shares that are given to the participants of the plan for free or a minimum value once the conditions are achieved. Performance restricted stock is vested, based on the performance of different Company’s variables, in the third year with respect to the date in which the Restricted Stock are granted to the participants.
The following table shows the number of performance restricted stock granted and WAEP and the movements during the year:

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	—	—	—	—
Granted during the year	3,705,757	7.05	—	—

At end of year	3,705,757	7.05	—	—

For the year ended December 31, 2022, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 6,531.
According to IFRS 2, performance restricted stock are classified as settled transactions at grant date. This assessment is the result of multiplying the total number of Series A shares to be deposited in the administrative trust and the price per share.